UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3583

Fidelity Mt. Vernon Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Series Growth Company Fund

August 31, 2015

1.968013.101
XS7-QTLY-1015

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 18.3%
Auto Components - 0.1%
Johnson Controls, Inc.	191,522	$7,879,215
Automobiles - 0.4%
Tesla Motors, Inc. (a)	169,700	42,265,482
Hotels, Restaurants & Leisure - 4.0%
Buffalo Wild Wings, Inc. (a)	219,000	41,539,920
China Lodging Group Ltd. ADR (a)	92,400	2,370,060
Chipotle Mexican Grill, Inc. (a)	77,800	55,238,778
Chuy's Holdings, Inc. (a)	394,300	12,081,352
Domino's Pizza, Inc.	68,200	7,225,108
Dunkin' Brands Group, Inc. (b)	507,900	25,476,264
Fiesta Restaurant Group, Inc. (a)	80,100	4,136,364
Homeinns Hotel Group ADR (a)	730,078	19,420,075
Hyatt Hotels Corp. Class A (a)	193,300	9,902,759
Las Vegas Sands Corp.	221,600	10,244,568
McDonald's Corp.	469,900	44,649,898
Panera Bread Co. Class A (a)	78,300	13,960,890
Papa John's International, Inc.	281,700	18,944,325
Planet Fitness, Inc.	33,100	589,511
Starbucks Corp.	1,822,700	99,719,917
Starwood Hotels & Resorts Worldwide, Inc.	447,300	31,968,531
Wingstop, Inc.	36,500	998,640
Yum! Brands, Inc.	382,300	30,496,071
		428,963,031
Household Durables - 0.0%
GoPro, Inc. Class A (a)	21,700	1,011,003
Jarden Corp. (a)	17,400	893,316
		1,904,319
Internet & Catalog Retail - 4.7%
Amazon.com, Inc. (a)	628,399	322,299,563
Ctrip.com International Ltd. sponsored ADR (a)	198,800	13,210,260
Etsy, Inc. (b)	73,100	1,047,523
Groupon, Inc. Class A (a)	1,122,800	5,052,600
JD.com, Inc. sponsored ADR (a)	70,500	1,824,540
Netflix, Inc. (a)	402,700	46,322,581
Priceline Group, Inc. (a)	59,700	74,543,808
Qunar Cayman Islands Ltd. sponsored ADR (a)	87,600	2,847,000
The Honest Co., Inc. (c)	9,496	434,489
TripAdvisor, Inc. (a)	57,300	4,005,270
Vipshop Holdings Ltd. ADR (a)(b)	1,823,100	32,797,569
Wayfair LLC Class A (b)	144,200	5,378,660
		509,763,863
Media - 1.5%
Comcast Corp. Class A	1,668,900	94,009,137
Lions Gate Entertainment Corp.	107,300	3,936,837
The Walt Disney Co.	560,000	57,052,800
Twenty-First Century Fox, Inc. Class A	225,600	6,179,184
		161,177,958
Multiline Retail - 0.5%
Dollar General Corp.	79,900	5,951,751
Dollar Tree, Inc. (a)	194,000	14,794,440
Nordstrom, Inc.	124,800	9,095,424
Target Corp.	296,000	23,002,160
		52,843,775
Specialty Retail - 2.4%
Abercrombie & Fitch Co. Class A	43,700	867,882
AutoNation, Inc. (a)	158,600	9,490,624
Bed Bath & Beyond, Inc. (a)	94,000	5,838,340
Boot Barn Holdings, Inc.	104,300	2,277,912
CarMax, Inc. (a)	455,448	27,782,328
DavidsTea, Inc.	31,500	434,385
Five Below, Inc. (a)	470,400	18,190,368
Home Depot, Inc.	940,600	109,542,276
L Brands, Inc.	280,100	23,500,390
Lumber Liquidators Holdings, Inc. (a)(b)	487,300	7,363,103
Restoration Hardware Holdings, Inc. (a)	557,351	51,543,820
Urban Outfitters, Inc. (a)	97,600	3,011,936
		259,843,364
Textiles, Apparel & Luxury Goods - 4.7%
adidas AG	17,500	1,310,222
Columbia Sportswear Co.	570,500	35,011,585
Kate Spade & Co. (a)	2,329,834	44,173,653
lululemon athletica, Inc. (a)	2,491,900	159,506,519
Michael Kors Holdings Ltd. (a)	42,851	1,862,304
NIKE, Inc. Class B	743,000	83,030,250
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	918,700	129,297,838
Tory Burch LLC unit (c)(d)	248,840	17,704,966
Under Armour, Inc. Class A (sub. vtg.) (a)	243,800	23,290,214
VF Corp.	211,900	15,347,917
		510,535,468

TOTAL CONSUMER DISCRETIONARY		1,975,176,475

CONSUMER STAPLES - 9.0%
Beverages - 3.0%
Constellation Brands, Inc. Class A (sub. vtg.)	49,500	6,336,000
Dr. Pepper Snapple Group, Inc.	109,100	8,371,243
Monster Beverage Corp. (a)	1,058,700	146,587,602
PepsiCo, Inc.	641,000	59,568,130
The Coca-Cola Co.	2,535,400	99,691,928
		320,554,903
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	395,200	55,347,760
CVS Health Corp.	514,800	52,715,520
Drogasil SA	813,700	8,907,364
Kroger Co.	648,600	22,376,700
Sprouts Farmers Market LLC (a)	414,500	8,443,365
Walgreens Boots Alliance, Inc.	264,300	22,875,165
Whole Foods Market, Inc.	359,000	11,760,840
		182,426,714
Food Products - 2.0%
Amplify Snack Brands, Inc.	260,100	3,428,118
Associated British Foods PLC	312,200	15,339,850
Blue Buffalo Pet Products, Inc. (a)	49,100	1,254,505
Campbell Soup Co.	49,800	2,389,902
General Mills, Inc.	168,800	9,581,088
Kellogg Co.	166,400	11,028,992
Keurig Green Mountain, Inc.	1,393,296	78,860,554
Mead Johnson Nutrition Co. Class A	514,100	40,274,594
Mondelez International, Inc.	259,100	10,975,476
The Hain Celestial Group, Inc. (a)	108,000	6,572,880
The Hershey Co.	140,600	12,586,512
The Kraft Heinz Co.	121,000	8,791,860
Tyson Foods, Inc. Class A	150,200	6,350,456
Want Want China Holdings Ltd.	881,000	710,479
WhiteWave Foods Co. (a)	93,800	4,327,932
		212,473,198
Household Products - 0.6%
Church & Dwight Co., Inc.	132,200	11,406,216
Colgate-Palmolive Co.	424,300	26,650,283
Kimberly-Clark Corp.	111,000	11,824,830
Procter & Gamble Co.	221,900	15,681,673
		65,563,002
Personal Products - 0.6%
Herbalife Ltd. (a)	1,123,400	64,674,138
Tobacco - 1.1%
Altria Group, Inc.	1,056,500	56,607,270
Japan Tobacco, Inc.	139,500	4,957,746
Philip Morris International, Inc.	613,000	48,917,400
Reynolds American, Inc.	130,541	10,932,809
		121,415,225

TOTAL CONSUMER STAPLES		967,107,180

ENERGY - 1.3%
Energy Equipment & Services - 0.1%
FMC Technologies, Inc. (a)	117,800	4,097,084
Halliburton Co.	52,500	2,065,875
Schlumberger Ltd.	39,079	3,023,542
		9,186,501
Oil, Gas & Consumable Fuels - 1.2%
Anadarko Petroleum Corp.	270,100	19,333,758
Cabot Oil & Gas Corp.	366,100	8,665,587
Concho Resources, Inc. (a)	169,700	18,354,752
Continental Resources, Inc. (a)	161,800	5,193,780
EOG Resources, Inc.	244,900	19,178,119
Hess Corp.	78,700	4,678,715
Noble Energy, Inc.	387,800	12,956,398
Occidental Petroleum Corp.	27,000	1,971,270
PDC Energy, Inc. (a)	117,838	6,620,139
Pioneer Natural Resources Co.	208,393	25,644,843
Valero Energy Corp.	146,400	8,687,376
		131,284,737

TOTAL ENERGY		140,471,238

FINANCIALS - 3.0%
Banks - 1.1%
Citigroup, Inc.	201,700	10,786,916
HDFC Bank Ltd. sponsored ADR	483,100	27,531,869
JPMorgan Chase & Co.	455,100	29,171,910
PrivateBancorp, Inc.	898,400	34,004,440
Signature Bank (a)	104,700	13,976,403
Wells Fargo & Co.	151,500	8,079,495
		123,551,033
Capital Markets - 1.5%
BlackRock, Inc. Class A	166,600	50,391,502
Charles Schwab Corp.	2,398,300	72,860,354
Goldman Sachs Group, Inc.	22,200	4,186,920
Morgan Stanley	497,600	17,142,320
RPI International Holdings LP (c)	22,189	3,124,211
T. Rowe Price Group, Inc.	157,800	11,342,664
		159,047,971
Consumer Finance - 0.3%
American Express Co.	84,000	6,444,480
Discover Financial Services	228,358	12,269,675
Springleaf Holdings, Inc. (a)	183,000	8,191,080
		26,905,235
Diversified Financial Services - 0.0%
BM&F BOVESPA SA	1,626,900	4,835,863
Real Estate Investment Trusts - 0.1%
American Tower Corp.	72,500	6,683,775

TOTAL FINANCIALS		321,023,877

HEALTH CARE - 22.7%
Biotechnology - 16.9%
ACADIA Pharmaceuticals, Inc. (a)	755,172	27,661,950
Adaptimmune Therapeutics PLC sponsored ADR	207,000	2,268,720
Agios Pharmaceuticals, Inc. (a)(b)	392,766	33,934,982
Aimmune Therapeutics, Inc.	74,300	1,566,987
Alder Biopharmaceuticals, Inc. (a)	309,600	11,997,000
Alexion Pharmaceuticals, Inc. (a)	669,700	115,315,643
Alkermes PLC (a)	2,753,692	164,009,896
Alnylam Pharmaceuticals, Inc. (a)	1,320,651	135,908,194
Amgen, Inc.	633,900	96,213,342
Array BioPharma, Inc. (a)	629,400	3,713,460
aTyr Pharma, Inc. (a)(b)	165,774	2,400,408
Avalanche Biotechnologies, Inc. (a)	301,900	3,157,874
Baxalta, Inc.	227,000	7,979,050
Biogen, Inc. (a)	191,900	57,051,870
bluebird bio, Inc. (a)	598,281	79,613,253
Celgene Corp. (a)	467,100	55,155,168
Celldex Therapeutics, Inc. (a)	1,206,159	17,899,400
Cepheid, Inc. (a)	406,800	19,827,432
Chimerix, Inc. (a)	712,200	34,855,068
Clovis Oncology, Inc. (a)	130,600	10,168,516
Coherus BioSciences, Inc.	183,200	5,056,320
Dicerna Pharmaceuticals, Inc. (a)	293,128	3,215,614
Dyax Corp. (a)	11,700	269,334
Eleven Biotherapeutics, Inc. (a)	328,112	1,158,235
Esperion Therapeutics, Inc. (a)	8,700	417,165
Exelixis, Inc. (a)(b)	4,029,564	23,975,906
Fate Therapeutics, Inc. (a)	137,873	900,311
Galapagos Genomics NV sponsored ADR	296,300	17,938,002
Genocea Biosciences, Inc. (a)	173,500	2,017,805
Gilead Sciences, Inc.	1,696,800	178,282,776
Global Blood Therapeutics, Inc.	41,000	2,029,090
ImmunoGen, Inc. (a)	376,400	5,066,344
Immunomedics, Inc. (a)	884,000	1,909,440
Intercept Pharmaceuticals, Inc. (a)	35,500	6,736,480
Intrexon Corp. (a)(b)	178,600	7,947,700
Ironwood Pharmaceuticals, Inc. Class A (a)	1,611,356	17,724,916
Isis Pharmaceuticals, Inc. (a)(b)	2,232,493	112,026,499
Juno Therapeutics, Inc. (b)	340,400	12,359,924
Juno Therapeutics, Inc. (e)	384,615	13,965,371
Kite Pharma, Inc. (a)(b)	45,500	2,419,235
Lexicon Pharmaceuticals, Inc. (a)	1,631,619	19,481,531
Merrimack Pharmaceuticals, Inc. (a)(b)	2,462,500	24,846,625
Momenta Pharmaceuticals, Inc. (a)	1,574,992	30,728,094
ProNai Therapeutics, Inc. (a)	79,500	2,301,525
Prothena Corp. PLC (a)	561,728	32,316,212
Regeneron Pharmaceuticals, Inc. (a)	476,200	244,528,700
Regulus Therapeutics, Inc. (a)(b)	898,740	7,486,504
Rigel Pharmaceuticals, Inc. (a)	1,345,987	4,037,961
Sage Therapeutics, Inc. (a)	406,166	21,937,026
Seattle Genetics, Inc. (a)(b)	1,994,817	80,331,281
Seres Therapeutics, Inc.	241,700	9,989,461
Seres Therapeutics, Inc.	142,139	5,287,144
Spark Therapeutics, Inc.	20,900	911,449
TG Therapeutics, Inc. (a)	17,400	213,672
Transition Therapeutics, Inc. (a)	794,429	1,715,969
Ultragenyx Pharmaceutical, Inc. (a)	201,231	22,461,404
Versartis, Inc. (a)	188,833	2,449,164
Vertex Pharmaceuticals, Inc. (a)	116,500	14,856,080
		1,821,994,482
Health Care Equipment & Supplies - 0.7%
Abbott Laboratories	187,400	8,487,346
Align Technology, Inc. (a)	52,434	2,967,764
Baxter International, Inc.	227,000	8,728,150
Cutera, Inc. (a)	78,300	1,145,529
DexCom, Inc. (a)	113,900	10,722,546
Entellus Medical, Inc.	159,700	3,554,922
Genmark Diagnostics, Inc. (a)	489,000	5,056,260
Halyard Health, Inc. (a)	13,875	436,230
Insulet Corp. (a)	490,000	14,557,900
Intuitive Surgical, Inc. (a)	26,107	13,339,372
Novadaq Technologies, Inc. (a)	154,700	1,786,785
Presbia PLC	232,574	1,628,018
St. Jude Medical, Inc.	133,200	9,431,892
		81,842,714
Health Care Providers & Services - 1.5%
Cardinal Health, Inc.	252,500	20,773,175
Community Health Systems, Inc. (a)	125,000	6,712,500
Express Scripts Holding Co. (a)	152,600	12,757,360
HCA Holdings, Inc. (a)	173,000	14,985,260
Humana, Inc.	13,100	2,394,549
Laboratory Corp. of America Holdings (a)	57,100	6,726,951
McKesson Corp.	314,500	62,138,910
UnitedHealth Group, Inc.	272,700	31,551,390
		158,040,095
Health Care Technology - 0.6%
athenahealth, Inc. (a)(b)	233,800	31,088,386
Castlight Health, Inc. Class B (a)(b)	758,900	4,014,581
Cerner Corp. (a)	497,000	30,694,720
		65,797,687
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	149,262	29,495,664
Pharmaceuticals - 2.7%
AbbVie, Inc.	371,800	23,204,038
Adimab LLC unit (c)(d)	762,787	14,130,323
Allergan PLC (a)	260,493	79,122,144
Bristol-Myers Squibb Co.	909,400	54,082,018
Catalent, Inc. (a)	230,400	7,324,416
Endocyte, Inc. (a)(b)	604,900	3,187,823
Intra-Cellular Therapies, Inc. (a)	345,959	9,268,242
Jazz Pharmaceuticals PLC (a)	141,400	23,871,148
Mylan N.V.	284,500	14,108,355
Teva Pharmaceutical Industries Ltd. sponsored ADR	164,000	10,563,240
Valeant Pharmaceuticals International, Inc. (Canada) (a)	219,200	50,816,212
		289,677,959

TOTAL HEALTH CARE		2,446,848,601

INDUSTRIALS - 7.9%
Aerospace & Defense - 1.3%
Honeywell International, Inc.	653,500	64,872,945
Lockheed Martin Corp.	197,400	39,712,932
The Boeing Co.	265,000	34,630,200
		139,216,077
Air Freight & Logistics - 0.5%
FedEx Corp.	34,300	5,165,923
United Parcel Service, Inc. Class B	372,900	36,413,685
XPO Logistics, Inc. (a)(b)	281,170	9,869,067
		51,448,675
Airlines - 3.3%
Allegiant Travel Co.	125,700	25,549,782
American Airlines Group, Inc.	321,200	12,520,376
Delta Air Lines, Inc.	749,900	32,830,622
JetBlue Airways Corp. (a)(b)	3,149,900	70,305,768
Ryanair Holdings PLC sponsored ADR	162,100	11,825,195
Southwest Airlines Co.	1,669,700	61,277,990
Spirit Airlines, Inc. (a)	616,800	31,611,000
United Continental Holdings, Inc. (a)	1,548,400	88,212,348
Virgin America, Inc. (b)	172,100	5,615,623
Wizz Air Holdings PLC	760,307	21,058,774
		360,807,478
Building Products - 0.1%
Caesarstone Sdot-Yam Ltd.	338,100	13,452,999
Construction & Engineering - 0.0%
Fluor Corp.	51,800	2,363,116
Electrical Equipment - 0.4%
AMETEK, Inc.	19,000	1,022,580
Eaton Corp. PLC	179,500	10,242,270
Emerson Electric Co.	150,500	7,181,860
Rockwell Automation, Inc.	205,000	22,925,150
SolarCity Corp. (a)(b)	63,600	3,070,608
		44,442,468
Industrial Conglomerates - 0.9%
3M Co.	359,300	51,070,902
Danaher Corp.	475,800	41,404,116
		92,475,018
Machinery - 0.5%
Caterpillar, Inc.	155,300	11,871,132
Cummins, Inc.	47,000	5,722,250
Deere & Co.	303,400	24,812,052
Illinois Tool Works, Inc.	114,700	9,695,591
ITT Corp.	32,300	1,208,343
Xylem, Inc.	97,100	3,150,895
		56,460,263
Road & Rail - 0.9%
Kansas City Southern	27,700	2,568,898
Union Pacific Corp.	1,091,700	93,602,358
		96,171,256

TOTAL INDUSTRIALS		856,837,350

INFORMATION TECHNOLOGY - 34.5%
Communications Equipment - 1.0%
Arista Networks, Inc. (a)(b)	20,900	1,563,111
Cisco Systems, Inc.	216,000	5,590,080
Infinera Corp. (a)	3,116,200	67,995,484
Palo Alto Networks, Inc. (a)	25,000	4,105,500
QUALCOMM, Inc.	535,133	30,277,825
		109,532,000
Electronic Equipment & Components - 0.1%
Corning, Inc.	80,200	1,380,242
Fitbit, Inc. (b)	66,700	2,300,483
Littelfuse, Inc.	21,600	1,938,600
TE Connectivity Ltd.	62,400	3,699,696
Trimble Navigation Ltd. (a)	247,400	4,675,860
		13,994,881
Internet Software & Services - 10.2%
Actua Corp. (a)	995,218	14,161,952
Akamai Technologies, Inc. (a)	351,800	25,086,858
Alibaba Group Holding Ltd. sponsored ADR	310,100	20,503,812
Baidu.com, Inc. sponsored ADR (a)	21,900	3,224,775
Criteo SA sponsored ADR (a)	19,187	752,322
Demandware, Inc. (a)	202,600	11,303,054
eBay, Inc. (a)	604,600	16,390,706
Facebook, Inc. Class A (a)	3,117,578	278,805,001
GoDaddy, Inc. (a)	50,200	1,259,016
Google, Inc.:
Class A (a)	551,870	357,512,423
Class C	384,366	237,634,280
Hortonworks, Inc.	87,000	2,067,120
IAC/InterActiveCorp	36,500	2,547,700
LendingClub Corp. (b)	94,400	1,184,720
LinkedIn Corp. Class A (a)	53,100	9,589,860
Marketo, Inc. (a)(b)	582,000	16,301,820
MercadoLibre, Inc. (b)	47,000	5,172,350
NAVER Corp.	2,693	1,128,269
New Relic, Inc.	154,946	5,045,042
Rackspace Hosting, Inc. (a)	814,400	24,765,904
Shopify, Inc. Class A	114,944	3,207,353
Tencent Holdings Ltd.	247,800	4,149,913
Twitter, Inc. (a)	1,812,400	50,366,596
Wix.com Ltd. (a)	321,807	6,355,688
Yahoo!, Inc. (a)	107,832	3,476,504
		1,101,993,038
IT Services - 3.0%
Cognizant Technology Solutions Corp. Class A (a)	339,600	21,374,424
IBM Corp.	199,500	29,504,055
MasterCard, Inc. Class A	1,012,300	93,506,151
PayPal Holdings, Inc. (a)	656,900	22,991,500
VeriFone Systems, Inc. (a)	786,200	24,560,888
Visa, Inc. Class A	1,806,600	128,810,580
		320,747,598
Semiconductors & Semiconductor Equipment - 5.3%
Altera Corp.	78,500	3,811,175
Applied Micro Circuits Corp. (a)	1,570,192	9,185,623
ASML Holding NV (b)	56,000	5,097,120
Broadcom Corp. Class A	517,900	26,759,893
Cavium, Inc. (a)	798,600	54,320,772
Cree, Inc. (a)(b)	1,889,466	51,431,265
Cypress Semiconductor Corp.	1,144,300	11,443,000
First Solar, Inc. (a)	454,439	21,740,362
Integrated Device Technology, Inc. (a)	200,800	3,813,192
Intel Corp.	122,700	3,501,858
KLA-Tencor Corp.	88,000	4,409,680
Marvell Technology Group Ltd.	330,900	3,729,243
Mellanox Technologies Ltd. (a)	265,300	10,728,732
Micron Technology, Inc. (a)	102,300	1,678,743
NVIDIA Corp.	10,491,153	235,841,119
Qorvo, Inc. (a)	39,100	2,170,441
Rambus, Inc. (a)	1,684,500	22,622,835
Silicon Laboratories, Inc. (a)	895,100	38,918,948
Skyworks Solutions, Inc.	90,778	7,929,458
SolarEdge Technologies, Inc. (b)	86,800	2,180,416
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	473,500	9,413,180
Texas Instruments, Inc.	698,200	33,401,888
Xilinx, Inc.	83,500	3,497,815
		567,626,758
Software - 8.9%
Activision Blizzard, Inc.	1,501,175	42,978,640
Adobe Systems, Inc. (a)	521,300	40,958,541
Appirio, Inc. (c)	100,642	476,037
Autodesk, Inc. (a)	166,500	7,783,875
CyberArk Software Ltd. (a)(b)	292,100	14,911,705
Electronic Arts, Inc. (a)	96,300	6,370,245
HubSpot, Inc.	39,000	1,844,310
Imperva, Inc. (a)	204,100	12,160,278
Intuit, Inc.	134,300	11,516,225
Microsoft Corp.	2,693,092	117,203,364
Oracle Corp.	1,115,200	41,362,768
Rapid7, Inc. (a)(b)	18,200	383,838
Red Hat, Inc. (a)	1,647,400	118,958,754
Salesforce.com, Inc. (a)	6,543,642	453,867,009
ServiceNow, Inc. (a)	754,100	53,510,936
Splunk, Inc. (a)	348,200	21,577,954
Tableau Software, Inc. (a)	19,200	1,808,064
Zendesk, Inc. (a)	407,300	8,422,964
		956,095,507
Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	5,608,365	632,399,235
Nimble Storage, Inc. (a)	331,393	8,834,937
Samsung Electronics Co. Ltd.	4,482	4,126,981
SanDisk Corp.	148,400	8,096,704
		653,457,857

TOTAL INFORMATION TECHNOLOGY		3,723,447,639

MATERIALS - 1.0%
Chemicals - 1.0%
CF Industries Holdings, Inc.	415,500	23,841,390
E.I. du Pont de Nemours & Co.	370,700	19,091,050
Metabolix, Inc. (a)(b)	14,612	31,562
Monsanto Co.	498,591	48,687,411
Praxair, Inc.	70,800	7,487,100
The Chemours Co. LLC	74,140	716,934
The Dow Chemical Co.	156,300	6,839,688
The Mosaic Co.	95,200	3,887,016
		110,582,151
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.4%
Level 3 Communications, Inc. (a)	211,900	9,478,287
Verizon Communications, Inc.	687,200	31,618,072
		41,096,359
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	343,100	13,590,191

TOTAL TELECOMMUNICATION SERVICES		54,686,550

TOTAL COMMON STOCKS
(Cost $8,658,181,223)		10,596,181,061

Convertible Preferred Stocks - 1.5%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
Roku, Inc. Series G, 8.00% (c)	661,380	747,359
Internet & Catalog Retail - 0.0%
The Honest Co., Inc.:
Series C (c)	22,157	1,013,794
Series D (c)	19,064	872,273
		1,886,067
Leisure Products - 0.0%
NJOY, Inc. Series D (a)(c)	90,284	44,808
Media - 0.0%
Turn, Inc. Series E (a)(c)	205,882	918,234

TOTAL CONSUMER DISCRETIONARY		3,596,468

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Blue Apron, Inc. Series D (c)	195,094	2,599,998
HEALTH CARE - 0.5%
Biotechnology - 0.2%
BeiGene Ltd. Series A2 (c)	2,226,828	2,605,389
CytomX Therapeutics, Inc. Series D (c)	13,086,952	2,617,390
Editas Medicine, Inc. Series B (c)	391,509	1,761,791
Immunocore Ltd. Series A (c)	18,504	3,433,733
Intellia Therapeutics, Inc. Series B (c)	166,162	872,351
Moderna LLC Series E(c)	140,307	8,652,733
RaNA Therapeutics LLC Series B (c)	1,211,240	1,308,139
		21,251,526
Health Care Equipment & Supplies - 0.1%
Novocure Ltd. Series J (c)	25,275	3,497,155
Penumbra, Inc. Series F (a)(c)	257,576	6,954,552
		10,451,707
Pharmaceuticals - 0.2%
Kolltan Pharmaceuticals, Inc. Series D (a)(c)	1,692,030	1,692,030
Stemcentrx, Inc. Series G (c)	568,100	13,089,024
Syros Pharmaceuticals, Inc. Series B, 6.00% (c)	910,312	2,863,933
		17,644,987

TOTAL HEALTH CARE		49,348,220

INDUSTRIALS - 0.3%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series G (c)	53,937	4,800,393
Commercial Services & Supplies - 0.1%
Domo, Inc. Series D (a)(c)	613,084	5,169,279
Professional Services - 0.2%
YourPeople, Inc. Series C (c)	1,527,000	17,713,200

TOTAL INDUSTRIALS		27,682,872

INFORMATION TECHNOLOGY - 0.7%
Internet Software & Services - 0.4%
Uber Technologies, Inc.:
Series D, 8.00% (a)(c)	1,095,852	43,439,573
Series E, 8.00% (c)	51,852	2,055,413
		45,494,986
IT Services - 0.1%
AppNexus, Inc. Series E (a)(c)	209,665	5,237,432
Nutanix, Inc. Series E (c)	274,751	3,865,747
		9,103,179
Software - 0.2%
Appirio, Inc. Series E (c)	704,496	3,332,266
Cloudera, Inc. Series F (a)(c)	113,172	3,715,437
Cloudflare, Inc. Series D (c)	344,325	2,425,529
Dataminr, Inc. Series D (c)	442,241	5,638,573
Snapchat, Inc. Series F (c)	113,932	3,499,991
Taboola.Com Ltd. Series E (c)	331,426	1,889,128
		20,500,924
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc. Series F (a)(c)	106,895	1,635,494

TOTAL INFORMATION TECHNOLOGY		76,734,583

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $132,468,464)		159,962,141

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 0.15% (f)	42,480,207	42,480,207
Fidelity Securities Lending Cash Central Fund, 0.19% (f)(g)	144,521,232	144,521,232
TOTAL MONEY MARKET FUNDS
(Cost $187,001,439)		187,001,439
TOTAL INVESTMENT PORTFOLIO - 101.4%
(Cost $8,977,651,126)		10,943,144,641
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(146,810,618)
NET ASSETS - 100%		$10,796,334,023

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $195,832,167 or 1.8% of net assets.

 (d) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is wholly-owned by the Fund.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,965,371 or 0.1% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Adimab LLC unit	9/17/14 - 6/5/15	$11,583,995
Appirio, Inc.	2/12/15	$718,634
Appirio, Inc. Series E	2/12/15	$5,030,454
AppNexus, Inc. Series E	8/1/14	$4,200,051
BeiGene Ltd. Series A2	4/21/15	$2,605,389
Blue Apron, Inc. Series D	5/18/15	$2,599,998
Cloudera, Inc. Series F	2/5/14	$1,647,784
Cloudflare, Inc. Series D	11/5/14	$2,109,163
CytomX Therapeutics, Inc. Series D	6/12/15	$1,941,345
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$5,638,573
Domo, Inc. Series D	1/24/14	$2,533,999
Editas Medicine, Inc. Series B	8/4/15	$1,761,791
Immunocore Ltd. Series A	7/27/15	$3,482,067
Intellia Therapeutics, Inc. Series B	8/20/15	$872,351
Kolltan Pharmaceuticals, Inc. Series D	3/13/14	$1,692,030
Moderna LLC Series E	12/18/14	$8,652,733
NJOY, Inc. Series D	2/14/14	$1,528,156
Novocure Ltd. Series J	6/1/15	$3,486,686
Nutanix, Inc. Series E	8/26/14	$3,680,702
Penumbra, Inc. Series F	5/16/14	$3,400,003
Pure Storage, Inc. Series F	4/17/14	$1,681,020
RaNA Therapeutics LLC Series B	7/17/15	$1,308,139
Roku, Inc. Series G, 8.00%	10/1/14	$859,496
RPI International Holdings LP	5/21/15	$2,616,083
Snapchat, Inc. Series F	3/25/15	$3,499,991
Space Exploration Technologies Corp. Series G	1/20/15	$4,177,960
Stemcentrx, Inc. Series G	8/14/15	$13,089,024
Syros Pharmaceuticals, Inc. Series B, 6.00%	10/9/14	$2,863,933
Taboola.Com Ltd. Series E	12/22/14	$3,455,249
The Honest Co., Inc.	8/21/14	$256,936
The Honest Co., Inc. Series C	8/21/14	$599,509
The Honest Co., Inc. Series D	8/3/15	$872,273
Tory Burch LLC unit	5/14/15	$17,704,966
Turn, Inc. Series E	12/30/13	$1,717,056
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$17,000,007
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$1,727,583
YourPeople, Inc. Series C	5/1/15	$22,753,949

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$52,085
Fidelity Securities Lending Cash Central Fund	1,280,595
Total	$1,332,680

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,978,772,943	$1,957,037,020	$--	$21,735,923
Consumer Staples	969,707,178	962,149,434	4,957,746	2,599,998
Energy	140,471,238	140,471,238	--	--
Financials	321,023,877	317,899,666	--	3,124,211
Health Care	2,496,196,821	2,427,431,134	5,287,144	63,478,543
Industrials	884,520,222	856,837,350	--	27,682,872
Information Technology	3,800,182,222	3,718,821,689	4,149,913	77,210,620
Materials	110,582,151	110,582,151	--	--
Telecommunication Services	54,686,550	54,686,550	--	--
Money Market Funds	187,001,439	187,001,439	--	--
Total Investments in Securities:	$10,943,144,641	$10,732,917,671	$14,394,803	$195,832,167

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities
Beginning Balance	$86,895,608
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	6,403,277
Cost of Purchases	111,079,226
Proceeds of Sales	(8,545,944)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$195,832,167
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2015	$9,766,199

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 08/31/15	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$195,832,167	Discount rate	Discount for lack of marketability	10.0%	Decrease
		Discounted cash flow	Discount rate	8.0%	Decrease
		Last transaction price	Transaction price	$0.15 - $137.95 / $40.12	Increase
		Market comparable	Discount rate	10.0% - 40.0% / 21.7%	Decrease
			EV/Sales multiple	1.2 - 6.5 / 5.0	Increase
			Premium rate	15.0%	Increase
			P/E multiple	14.0	Increase
			Liquidity preference	8.3%	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At August 31, 2015, the cost of investment securities for income tax purposes was $8,980,857,556. Net unrealized appreciation aggregated $1,962,287,085 of which $2,503,157,293 related to appreciated investment securities and $540,870,208 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® New Millennium Fund®

August 31, 2015

1.805750.111
NMF-QTLY-1015

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.2%
Auto Components - 1.1%
Johnson Controls, Inc.	395,300	$16,263
Magna International, Inc. Class A (sub. vtg.)	234,400	11,567
Tenneco, Inc. (a)	244,900	11,523
		39,353
Automobiles - 1.0%
Tesla Motors, Inc. (a)(b)	141,600	35,267
Distributors - 0.5%
Pool Corp.	260,800	18,173
Hotels, Restaurants & Leisure - 3.0%
ARAMARK Holdings Corp.	1,211,800	37,978
Domino's Pizza, Inc.	99,200	10,509
Marriott International, Inc. Class A	248,300	17,545
Noodles & Co. (a)(b)	720,400	8,587
Whitbread PLC	413,219	30,417
		105,036
Household Durables - 1.2%
D.R. Horton, Inc.	747,800	22,711
Toll Brothers, Inc. (a)	474,813	17,554
		40,265
Internet & Catalog Retail - 1.4%
Etsy, Inc. (b)	287,293	4,117
Priceline Group, Inc. (a)	26,900	33,588
Rakuten, Inc.	639,000	9,111
		46,816
Leisure Products - 0.3%
New Academy Holding Co. LLC unit (a)(c)(d)	66,000	9,891
Media - 2.1%
ITV PLC	2,396,000	9,199
Legend Pictures LLC (a)(d)(e)	1,243	2,770
The Walt Disney Co.	426,100	43,411
Viacom, Inc. Class B (non-vtg.)	435,300	17,747
		73,127
Specialty Retail - 1.8%
Citi Trends, Inc.	482,366	12,739
Tiffany & Co., Inc.	122,600	10,084
TJX Companies, Inc.	565,800	39,787
		62,610
Textiles, Apparel & Luxury Goods - 0.8%
Brunello Cucinelli SpA (b)	822,600	14,963
Hermes International SCA	33,100	11,761
		26,724

TOTAL CONSUMER DISCRETIONARY		457,262

CONSUMER STAPLES - 6.3%
Beverages - 0.8%
Constellation Brands, Inc. Class A (sub. vtg.)	203,800	26,086
Food & Staples Retailing - 2.8%
CVS Health Corp.	435,700	44,616
Kroger Co.	560,000	19,320
Masan Consumer Corp. (KKR Masan Aggregator LP) unit (a)(d)	68,872	13,576
Tesco PLC	6,214,200	18,036
		95,548
Food Products - 2.7%
Amira Nature Foods Ltd. (a)(b)	1,082,352	4,308
Associated British Foods PLC	496,900	24,415
General Mills, Inc.	491,200	27,881
Mead Johnson Nutrition Co. Class A	354,400	27,764
The Hershey Co.	121,131	10,844
		95,212

TOTAL CONSUMER STAPLES		216,846

ENERGY - 11.8%
Energy Equipment & Services - 3.2%
FMC Technologies, Inc. (a)	325,600	11,324
Helmerich & Payne, Inc. (b)	369,400	21,798
Oceaneering International, Inc.	542,752	23,783
Odfjell Drilling A/S (a)	5,159,700	3,212
Schlumberger Ltd.	670,100	51,846
		111,963
Oil, Gas & Consumable Fuels - 8.6%
Anadarko Petroleum Corp.	349,900	25,046
Antero Resources Corp. (a)(b)	767,000	19,819
Cabot Oil & Gas Corp.	711,100	16,832
Chevron Corp.	1,037,300	84,011
Cimarex Energy Co.	126,300	13,957
ConocoPhillips Co.	616,700	30,311
Denbury Resources, Inc. (b)	1,544,600	6,704
Diamondback Energy, Inc.	122,900	8,393
EOG Resources, Inc.	330,400	25,874
GasLog Ltd.	614,200	8,531
Golar LNG Ltd.	524,500	20,424
Legacy Reserves LP	771,300	5,021
Memorial Resource Development Corp. (a)	508,700	9,874
Southwestern Energy Co. (a)	363,300	5,900
Suncor Energy, Inc.	621,500	17,602
		298,299

TOTAL ENERGY		410,262

FINANCIALS - 19.5%
Banks - 10.5%
Bank of America Corp.	4,147,700	67,773
First Republic Bank	605,500	36,518
JPMorgan Chase & Co.	1,008,500	64,645
PNC Financial Services Group, Inc.	240,200	21,887
Regions Financial Corp.	2,292,200	21,982
SunTrust Banks, Inc.	616,612	24,893
U.S. Bancorp	986,000	41,757
Wells Fargo & Co.	1,582,500	84,395
		363,850
Capital Markets - 2.5%
Charles Schwab Corp.	614,300	18,662
KKR & Co. LP	1,192,104	22,757
Morgan Stanley	760,200	26,189
State Street Corp.	248,500	17,872
		85,480
Consumer Finance - 0.6%
Capital One Financial Corp.	251,400	19,546
Insurance - 3.8%
AIA Group Ltd.	3,506,600	19,388
American International Group, Inc.	983,300	59,332
Arch Capital Group Ltd. (a)	290,700	19,849
Fairfax Financial Holdings Ltd. (sub. vtg.)	25,700	11,951
First American Financial Corp.	559,800	21,754
		132,274
Real Estate Management & Development - 0.5%
Realogy Holdings Corp. (a)	414,300	16,696
Thrifts & Mortgage Finance - 1.6%
MGIC Investment Corp. (a)	1,967,300	20,775
Radian Group, Inc.	2,028,423	36,471
		57,246

TOTAL FINANCIALS		675,092

HEALTH CARE - 11.6%
Biotechnology - 1.1%
Amgen, Inc.	258,580	39,247
Health Care Equipment & Supplies - 2.5%
Align Technology, Inc. (a)	196,083	11,098
Boston Scientific Corp. (a)	2,137,200	35,777
HeartWare International, Inc. (a)	270,050	23,116
The Cooper Companies, Inc.	106,441	17,288
		87,279
Health Care Providers & Services - 2.8%
Amplifon SpA	1,645,850	13,242
Capital Senior Living Corp. (a)	558,100	11,631
Corvel Corp. (a)	226,700	6,808
Express Scripts Holding Co. (a)	264,600	22,121
Henry Schein, Inc. (a)	156,600	21,424
Universal Health Services, Inc. Class B	160,500	22,011
		97,237
Health Care Technology - 0.6%
HealthStream, Inc. (a)	425,610	10,576
Medidata Solutions, Inc. (a)	203,000	9,748
		20,324
Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	374,900	13,613
Eurofins Scientific SA	150,100	50,337
		63,950
Pharmaceuticals - 2.8%
Johnson & Johnson	866,500	81,434
Prestige Brands Holdings, Inc. (a)	300,000	13,956
		95,390

TOTAL HEALTH CARE		403,427

INDUSTRIALS - 12.3%
Aerospace & Defense - 3.9%
Esterline Technologies Corp. (a)	187,500	15,321
General Dynamics Corp.	122,500	17,399
KEYW Holding Corp. (a)(b)	1,477,438	12,410
Teledyne Technologies, Inc. (a)	103,200	10,104
Textron, Inc.	426,600	16,552
The Boeing Co.	275,600	36,015
TransDigm Group, Inc. (a)	118,100	27,143
		134,944
Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide, Inc.	248,900	16,783
FedEx Corp.	127,600	19,218
Hub Group, Inc. Class A (a)	304,216	11,466
		47,467
Commercial Services & Supplies - 0.8%
Interface, Inc.	344,900	8,360
KAR Auction Services, Inc.	262,900	9,738
U.S. Ecology, Inc.	193,056	9,645
		27,743
Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc. (a)	268,644	10,856
Electrical Equipment - 1.4%
Eaton Corp. PLC	407,551	23,255
OSRAM Licht AG	234,004	12,384
Rockwell Automation, Inc.	115,958	12,968
		48,607
Industrial Conglomerates - 2.0%
General Electric Co.	2,832,600	70,305
Machinery - 0.5%
Deere & Co.	186,700	15,268
Harmonic Drive Systems, Inc. (b)	260,700	4,039
		19,307
Road & Rail - 1.0%
J.B. Hunt Transport Services, Inc.	246,200	17,918
Kansas City Southern	176,600	16,378
		34,296
Trading Companies & Distributors - 1.0%
Rush Enterprises, Inc. Class A (a)	294,100	7,505
United Rentals, Inc. (a)	389,800	27,025
		34,530

TOTAL INDUSTRIALS		428,055

INFORMATION TECHNOLOGY - 16.9%
Communications Equipment - 0.8%
Brocade Communications Systems, Inc.	1,073,600	11,434
Juniper Networks, Inc.	578,400	14,871
		26,305
Electronic Equipment & Components - 1.7%
Amphenol Corp. Class A	414,982	21,728
CDW Corp.	320,500	12,740
IPG Photonics Corp. (a)	100,900	8,518
TE Connectivity Ltd.	285,200	16,910
		59,896
Internet Software & Services - 3.1%
Akamai Technologies, Inc. (a)	198,800	14,176
Endurance International Group Holdings, Inc. (a)(b)	1,110,200	16,975
Facebook, Inc. Class A (a)	735,600	65,785
GoDaddy, Inc. (a)(b)	353,300	8,861
		105,797
IT Services - 5.2%
Fidelity National Information Services, Inc.	246,000	16,989
Fiserv, Inc. (a)	147,800	12,603
IBM Corp.	416,100	61,537
Paychex, Inc.	304,100	13,581
Total System Services, Inc.	396,300	18,162
Visa, Inc. Class A	818,200	58,338
		181,210
Software - 2.3%
Aspen Technology, Inc. (a)	212,100	8,032
Callidus Software, Inc. (a)	638,900	10,075
Citrix Systems, Inc. (a)	207,300	14,119
Oracle Corp.	1,229,000	45,584
Trion World Network, Inc.:
warrants 8/10/17 (a)(d)	28,652	0
warrants 10/3/18 (a)(d)	41,940	0
		77,810
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	655,700	73,937
EMC Corp.	981,100	24,400
First Data Holdings, Inc. Class B (a)(d)	3,375,102	16,673
Seagate Technology LLC	352,000	18,093
		133,103

TOTAL INFORMATION TECHNOLOGY		584,121

MATERIALS - 2.5%
Chemicals - 2.0%
Ecolab, Inc.	191,900	20,944
LyondellBasell Industries NV Class A	327,400	27,953
Monsanto Co.	206,000	20,116
		69,013
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	838,200	8,918
Novagold Resources, Inc. (a)	2,591,580	9,692
		18,610

TOTAL MATERIALS		87,623

TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	1,201,885	55,299
UTILITIES - 0.6%
Electric Utilities - 0.6%
IDACORP, Inc.	163,400	9,701
Xcel Energy, Inc.	276,800	9,336
		19,037
TOTAL COMMON STOCKS
(Cost $2,925,720)		3,337,024

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Mode Media Corp. Series M-1, 8.00% (a)(d)	128,191	127
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc.:
Series C, 8.00% (a)(d)	910,747	437
Series C-1, 8.00% (a)(d)	71,630	34
Series D, 8.00% (a)(d)	76,875	37
		508
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $8,517)		635
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc. 15% 10/10/15 pay-in-kind (Cost $323)(d)	323	323
	Shares	Value (000s)

Money Market Funds - 4.9%
Fidelity Cash Central Fund, 0.15% (f)	77,495,646	77,496
Fidelity Securities Lending Cash Central Fund, 0.19% (f)(g)	91,527,747	91,528
TOTAL MONEY MARKET FUNDS
(Cost $169,024)		169,024
TOTAL INVESTMENT PORTFOLIO - 101.2%
(Cost $3,103,584)		3,507,006
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(40,369)
NET ASSETS - 100%		$3,466,637

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $43,868,000 or 1.3% of net assets.

 (e) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is wholly-owned by the Fund.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
First Data Holdings, Inc. Class B	6/26/14	$13,500
Legend Pictures LLC	9/23/10 - 6/10/15	$1,602
Masan Consumer Corp. (KKR Masan Aggregator LP) unit	4/3/13	$6,954
Mode Media Corp. Series M-1, 8.00%	3/19/08	$2,344
New Academy Holding Co. LLC unit	8/1/11	$6,956
Trion World Network, Inc. warrants 8/10/17	8/10/10	$0
Trion World Network, Inc. warrants 10/3/18	10/10/13	$0
Trion World Network, Inc. Series C, 8.00%	8/22/08	$5,001
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$393
Trion World Network, Inc. Series D, 8.00%	3/20/13	$404
Trion World Network, Inc. 15% 10/10/15 pay-in-kind	10/10/13 - 4/10/15	$323

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$143
Fidelity Securities Lending Cash Central Fund	4,190
Total	$4,333

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$457,389	$435,490	$9,111	$12,788
Consumer Staples	216,846	185,234	18,036	13,576
Energy	410,262	410,262	--	--
Financials	675,092	675,092	--	--
Health Care	403,427	403,427	--	--
Industrials	428,055	424,016	4,039	--
Information Technology	584,629	567,448	--	17,181
Materials	87,623	87,623	--	--
Telecommunication Services	55,299	55,299	--	--
Utilities	19,037	19,037	--	--
Corporate Bonds	323	--	--	323
Money Market Funds	169,024	169,024	--	--
Total Investments in Securities:	$3,507,006	$3,431,952	$31,186	$43,868

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$36,954
Net Realized Gain (Loss) on Investment Securities	5,396
Net Unrealized Gain (Loss) on Investment Securities	$12,063
Cost of Purchases	518
Proceeds of Sales	(11,063)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$43,868
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2015	$12,063

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Income Tax Information

At August 31, 2015, the cost of investment securities for income tax purposes was $3,110,750,000. Net unrealized appreciation aggregated $396,256,000, of which $653,304,000 related to appreciated investment securities and $257,048,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Growth Company Fund

August 31, 2015

1.805820.111
GCF-QTLY-1015

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.0%
Auto Components - 0.1%
Johnson Controls, Inc.	681,200	$28,025
Automobiles - 0.4%
Tesla Motors, Inc. (a)	609,300	151,752
Hotels, Restaurants & Leisure - 3.9%
Buffalo Wild Wings, Inc. (a)	779,200	147,799
China Lodging Group Ltd. ADR (a)	336,300	8,626
Chipotle Mexican Grill, Inc. (a)	277,500	197,028
Chuy's Holdings, Inc. (a)(b)	1,373,142	42,073
Domino's Pizza, Inc.	243,300	25,775
Dunkin' Brands Group, Inc. (c)	1,789,340	89,753
Fiesta Restaurant Group, Inc. (a)	292,400	15,100
Homeinns Hotel Group ADR (a)	2,575,822	68,517
Hyatt Hotels Corp. Class A (a)	664,840	34,060
Las Vegas Sands Corp.	761,200	35,190
McDonald's Corp.	1,672,600	158,930
Panera Bread Co. Class A (a)	285,500	50,905
Papa John's International, Inc.	983,200	66,120
Planet Fitness, Inc.	120,500	2,146
Starbucks Corp.	6,455,800	353,197
Starwood Hotels & Resorts Worldwide, Inc.	1,586,100	113,359
Wingstop, Inc. (c)	135,200	3,699
Yum! Brands, Inc.	1,362,200	108,663
		1,520,940
Household Durables - 0.0%
GoPro, Inc. Class A (a)(c)	79,400	3,699
Jarden Corp. (a)	63,400	3,255
		6,954
Internet & Catalog Retail - 4.7%
Amazon.com, Inc. (a)	2,267,601	1,163,030
Ctrip.com International Ltd. sponsored ADR (a)	703,800	46,768
Etsy, Inc. (c)	265,800	3,809
Groupon, Inc. Class A (a)(c)	4,136,000	18,612
JD.com, Inc. sponsored ADR (a)	246,100	6,369
Netflix, Inc. (a)	1,427,300	164,182
Priceline Group, Inc. (a)	213,668	266,794
Qunar Cayman Islands Ltd. sponsored ADR (a)	311,200	10,114
The Honest Co., Inc. (d)	39,835	1,823
TripAdvisor, Inc. (a)	205,600	14,371
Vipshop Holdings Ltd. ADR (a)(c)	6,457,900	116,178
Wayfair LLC Class A (c)	524,400	19,560
		1,831,610
Media - 1.4%
Comcast Corp. Class A	5,957,200	335,569
Lions Gate Entertainment Corp.	260,292	9,550
The Walt Disney Co.	1,972,000	200,907
Twenty-First Century Fox, Inc. Class A	795,300	21,783
		567,809
Multiline Retail - 0.5%
Dollar General Corp.	283,900	21,148
Dollar Tree, Inc. (a)	683,500	52,124
Nordstrom, Inc.	442,800	32,271
Target Corp.	1,052,989	81,828
		187,371
Specialty Retail - 2.3%
Abercrombie & Fitch Co. Class A	158,800	3,154
AutoNation, Inc. (a)	562,300	33,648
Bed Bath & Beyond, Inc. (a)	331,400	20,583
Boot Barn Holdings, Inc. (c)	369,700	8,074
CarMax, Inc. (a)	1,612,321	98,352
DavidsTea, Inc. (c)	114,500	1,579
Five Below, Inc. (a)(c)	1,652,416	63,899
Home Depot, Inc.	3,330,000	387,812
L Brands, Inc.	984,000	82,558
Lumber Liquidators Holdings, Inc. (a)(b)(c)	1,733,913	26,199
Restoration Hardware Holdings, Inc. (a)(b)(c)	2,035,773	188,268
Urban Outfitters, Inc. (a)	350,400	10,813
		924,939
Textiles, Apparel & Luxury Goods - 4.7%
adidas AG	63,500	4,754
Columbia Sportswear Co.	2,044,500	125,471
Kate Spade & Co. (a)(b)	8,318,115	157,711
lululemon athletica, Inc. (a)(b)(c)	9,100,928	582,550
Michael Kors Holdings Ltd. (a)	149,622	6,503
NIKE, Inc. Class B	2,644,600	295,534
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	3,268,118	459,955
Tory Burch LLC (a)(d)(e)	324,840	25,525
Tory Burch LLC Class A unit(a)(d)(e)	950,844	67,652
Under Armour, Inc. Class A (sub. vtg.) (a)	835,300	79,796
VF Corp.	738,700	53,504
		1,858,955

TOTAL CONSUMER DISCRETIONARY		7,078,355

CONSUMER STAPLES - 8.8%
Beverages - 2.9%
Constellation Brands, Inc. Class A (sub. vtg.)	174,200	22,298
Dr. Pepper Snapple Group, Inc.	386,100	29,625
Monster Beverage Corp. (a)	3,791,306	524,944
PepsiCo, Inc.	2,295,240	213,297
The Coca-Cola Co.	9,070,600	356,656
		1,146,820
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	1,413,400	197,947
CVS Health Corp.	1,848,100	189,245
Drogasil SA	2,790,473	30,547
Kroger Co.	2,295,650	79,200
Sprouts Farmers Market LLC (a)	1,481,900	30,186
Walgreens Boots Alliance, Inc.	936,100	81,019
Whole Foods Market, Inc.	1,250,300	40,960
		649,104
Food Products - 1.9%
Amplify Snack Brands, Inc.	946,700	12,478
Associated British Foods PLC	1,106,200	54,353
Blue Buffalo Pet Products, Inc. (a)	178,600	4,563
Campbell Soup Co.	178,300	8,557
General Mills, Inc.	598,100	33,948
Kellogg Co.	579,300	38,396
Keurig Green Mountain, Inc.	4,994,360	282,681
Mead Johnson Nutrition Co. Class A	1,840,300	144,169
Mondelez International, Inc.	908,300	38,476
The Hain Celestial Group, Inc. (a)	379,600	23,102
The Hershey Co.	487,400	43,632
The Kraft Heinz Co.	429,100	31,178
Tyson Foods, Inc. Class A	523,400	22,129
Want Want China Holdings Ltd.	2,443,000	1,970
WhiteWave Foods Co. (a)	332,700	15,351
		754,983
Household Products - 0.6%
Church & Dwight Co., Inc.	455,400	39,292
Colgate-Palmolive Co.	1,504,800	94,516
Kimberly-Clark Corp.	384,000	40,908
Procter & Gamble Co.	776,483	54,874
		229,590
Personal Products - 0.6%
Herbalife Ltd. (a)	4,032,110	232,129
Tobacco - 1.1%
Altria Group, Inc.	3,778,280	202,440
Japan Tobacco, Inc.	490,400	17,429
Philip Morris International, Inc.	2,197,180	175,335
Reynolds American, Inc.	450,163	37,701
		432,905

TOTAL CONSUMER STAPLES		3,445,531

ENERGY - 1.2%
Energy Equipment & Services - 0.1%
FMC Technologies, Inc. (a)	418,100	14,542
Halliburton Co.	186,400	7,335
Schlumberger Ltd.	138,797	10,739
		32,616
Oil, Gas & Consumable Fuels - 1.1%
Anadarko Petroleum Corp.	955,994	68,430
Cabot Oil & Gas Corp.	1,262,700	29,888
Concho Resources, Inc. (a)	601,500	65,058
Continental Resources, Inc. (a)	572,300	18,371
EOG Resources, Inc.	860,100	67,354
Hess Corp.	278,700	16,569
Noble Energy, Inc.	1,305,711	43,624
Occidental Petroleum Corp.	94,100	6,870
PDC Energy, Inc. (a)	412,900	23,197
Pioneer Natural Resources Co.	738,907	90,930
Valero Energy Corp.	508,500	30,174
		460,465

TOTAL ENERGY		493,081

FINANCIALS - 2.9%
Banks - 1.1%
Citigroup, Inc.	705,180	37,713
HDFC Bank Ltd. sponsored ADR	1,711,100	97,516
JPMorgan Chase & Co.	1,610,800	103,252
PrivateBancorp, Inc.	3,175,626	120,197
Signature Bank (a)	363,685	48,548
Wells Fargo & Co.	536,000	28,585
		435,811
Capital Markets - 1.4%
BlackRock, Inc. Class A	594,000	179,667
Charles Schwab Corp.	8,507,975	258,472
Goldman Sachs Group, Inc.	79,200	14,937
Morgan Stanley	1,702,900	58,665
RPI International Holdings LP (d)	84,791	11,939
T. Rowe Price Group, Inc.	546,100	39,254
		562,934
Consumer Finance - 0.2%
American Express Co.	298,748	22,920
Discover Financial Services	796,244	42,782
Springleaf Holdings, Inc. (a)	664,700	29,752
		95,454
Diversified Financial Services - 0.1%
BM&F BOVESPA SA	5,757,397	17,114
Real Estate Investment Trusts - 0.1%
American Tower Corp.	254,500	23,462

TOTAL FINANCIALS		1,134,775

HEALTH CARE - 23.1%
Biotechnology - 17.2%
ACADIA Pharmaceuticals, Inc. (a)(b)(c)	5,764,355	211,148
Adaptimmune Therapeutics PLC sponsored ADR	751,100	8,232
Agios Pharmaceuticals, Inc. (a)(c)	1,469,708	126,983
Aimmune Therapeutics, Inc.	270,100	5,696
Alder Biopharmaceuticals, Inc. (a)	1,128,000	43,710
Alexion Pharmaceuticals, Inc. (a)	2,384,060	410,511
Alkermes PLC (a)(b)	10,113,812	602,379
Alnylam Pharmaceuticals, Inc. (a)(b)	4,877,655	501,959
Amgen, Inc.	2,251,000	341,657
Array BioPharma, Inc. (a)(c)	2,257,170	13,317
aTyr Pharma, Inc. (a)(b)	602,622	8,726
aTyr Pharma, Inc. (b)	1,469,142	19,146
Avalanche Biotechnologies, Inc. (a)(c)	1,141,300	11,938
Baxalta, Inc.	803,500	28,243
Biogen, Inc. (a)	686,700	204,156
bluebird bio, Inc. (a)(b)	2,239,270	297,980
Celgene Corp. (a)	1,665,688	196,684
Celldex Therapeutics, Inc. (a)(c)	4,516,623	67,027
Cepheid, Inc. (a)	1,445,655	70,461
Chimerix, Inc. (a)(b)	2,625,711	128,502
Clovis Oncology, Inc. (a)	458,100	35,668
Coherus BioSciences, Inc. (c)	683,900	18,876
Dicerna Pharmaceuticals, Inc. (a)(b)	1,098,050	12,046
Dyax Corp. (a)	42,499	978
Eleven Biotherapeutics, Inc. (a)(b)(c)	1,214,700	4,288
Esperion Therapeutics, Inc. (a)	31,700	1,520
Exelixis, Inc. (a)(b)(c)	14,576,447	86,730
Fate Therapeutics, Inc. (a)(b)	1,836,706	11,994
Galapagos Genomics NV sponsored ADR	1,076,041	65,144
Genocea Biosciences, Inc. (a)	665,600	7,741
Gilead Sciences, Inc.	6,080,095	638,836
Global Blood Therapeutics, Inc.	149,175	7,383
ImmunoGen, Inc. (a)(c)	1,306,320	17,583
Immunomedics, Inc. (a)(c)	3,100,450	6,697
Intercept Pharmaceuticals, Inc. (a)	131,213	24,899
Intrexon Corp. (a)(c)	617,875	27,495
Ironwood Pharmaceuticals, Inc. Class A (a)	5,971,120	65,682
Isis Pharmaceuticals, Inc. (a)(b)(c)	8,367,520	419,882
Juno Therapeutics, Inc. (c)	1,228,700	44,614
Juno Therapeutics, Inc. (f)	1,694,139	61,514
Kite Pharma, Inc. (a)(c)	167,300	8,895
Lexicon Pharmaceuticals, Inc. (a)(c)	5,965,863	71,232
Merrimack Pharmaceuticals, Inc. (a)(b)(c)	8,163,421	82,369
Momenta Pharmaceuticals, Inc. (a)(b)	5,668,803	110,598
ProNai Therapeutics, Inc. (a)	289,100	8,369
Prothena Corp. PLC (a)(b)	2,069,070	119,034
Regeneron Pharmaceuticals, Inc. (a)	1,704,318	875,167
Regulus Therapeutics, Inc. (a)(b)(c)	3,298,147	27,474
Rigel Pharmaceuticals, Inc. (a)(b)	4,928,310	14,785
Sage Therapeutics, Inc. (a)(b)(c)	1,626,585	87,852
Seattle Genetics, Inc. (a)(b)(c)	7,116,636	286,587
Seres Therapeutics, Inc.	876,653	36,232
Seres Therapeutics, Inc.	572,827	21,307
Spark Therapeutics, Inc. (c)	76,579	3,340
TG Therapeutics, Inc. (a)	63,400	779
Transition Therapeutics, Inc. (a)(b)	2,865,334	6,189
Ultragenyx Pharmaceutical, Inc. (a)	753,523	84,108
Versartis, Inc. (a)(c)	755,394	9,797
Vertex Pharmaceuticals, Inc. (a)	391,067	49,869
		6,762,008
Health Care Equipment & Supplies - 0.7%
Abbott Laboratories	646,000	29,257
Align Technology, Inc. (a)	185,956	10,525
Baxter International, Inc.	803,500	30,895
Cutera, Inc. (a)	288,200	4,216
DexCom, Inc. (a)	401,200	37,769
Entellus Medical, Inc.	568,600	12,657
Genmark Diagnostics, Inc. (a)(c)	1,795,853	18,569
Halyard Health, Inc. (a)	49,687	1,562
Insulet Corp. (a)	1,737,700	51,627
Intuitive Surgical, Inc. (a)	90,793	46,391
Novadaq Technologies, Inc. (a)	571,000	6,595
Presbia PLC (b)	848,597	5,940
St. Jude Medical, Inc.	472,200	33,436
		289,439
Health Care Providers & Services - 1.5%
Apollo Hospitals Enterprise Ltd. (a)	720,000	14,545
Cardinal Health, Inc.	908,800	74,767
Community Health Systems, Inc. (a)	438,600	23,553
Express Scripts Holding Co. (a)	537,403	44,927
HCA Holdings, Inc. (a)	611,800	52,994
Humana, Inc.	47,500	8,683
Laboratory Corp. of America Holdings (a)	206,000	24,269
McKesson Corp.	1,122,800	221,843
UnitedHealth Group, Inc.	968,800	112,090
		577,671
Health Care Technology - 0.6%
athenahealth, Inc. (a)(c)	830,100	110,378
Castlight Health, Inc. Class B (a)	2,652,394	14,031
Cerner Corp. (a)	1,760,400	108,722
		233,131
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	528,438	104,425
Pharmaceuticals - 2.8%
AbbVie, Inc.	1,308,800	81,682
Adimab LLC unit (d)(e)	3,162,765	58,527
Allergan PLC (a)	926,838	281,518
Bristol-Myers Squibb Co.	3,269,100	194,413
Catalent, Inc. (a)	816,500	25,957
Endocyte, Inc. (a)(b)(c)	2,159,715	11,382
Intra-Cellular Therapies, Inc. (a)(b)(c)	2,231,556	59,783
Jazz Pharmaceuticals PLC (a)	507,900	85,744
Mylan N.V.	993,300	49,258
Sun Pharmaceutical Industries Ltd. (a)	3,213,705	43,547
Teva Pharmaceutical Industries Ltd. sponsored ADR	581,000	37,422
Valeant Pharmaceuticals International, Inc. (Canada) (a)	781,461	181,163
		1,110,396

TOTAL HEALTH CARE		9,077,070

INDUSTRIALS - 7.8%
Aerospace & Defense - 1.3%
Honeywell International, Inc.	2,344,000	232,689
Lockheed Martin Corp.	700,500	140,927
The Boeing Co.	931,700	121,755
		495,371
Air Freight & Logistics - 0.5%
FedEx Corp.	124,100	18,691
United Parcel Service, Inc. Class B	1,310,300	127,951
XPO Logistics, Inc. (a)(c)	962,024	33,767
		180,409
Airlines - 3.3%
Allegiant Travel Co.	449,100	91,284
American Airlines Group, Inc.	1,116,900	43,537
Azul-Linhas Aereas Brasileiras warrants (a)(d)	1,017,079	0
Delta Air Lines, Inc.	2,659,600	116,437
JetBlue Airways Corp. (a)(c)	11,372,023	253,824
Ryanair Holdings PLC sponsored ADR	581,400	42,413
Southwest Airlines Co.	5,979,715	219,456
Spirit Airlines, Inc. (a)	2,340,629	119,957
United Continental Holdings, Inc. (a)	5,511,300	313,979
Virgin America, Inc. (c)	607,000	19,806
Wizz Air Holdings PLC (b)(c)	2,789,977	77,276
		1,297,969
Building Products - 0.1%
Caesarstone Sdot-Yam Ltd.	1,185,327	47,164
Construction & Engineering - 0.0%
Fluor Corp.	180,500	8,234
Electrical Equipment - 0.4%
AMETEK, Inc.	69,900	3,762
Eaton Corp. PLC	632,800	36,108
Emerson Electric Co.	526,300	25,115
Rockwell Automation, Inc.	728,800	81,502
SolarCity Corp. (a)(c)	221,500	10,694
		157,181
Industrial Conglomerates - 0.8%
3M Co.	1,284,200	182,536
Danaher Corp.	1,689,500	147,020
		329,556
Machinery - 0.5%
Caterpillar, Inc.	539,000	41,201
Cummins, Inc.	164,800	20,064
Deere & Co.	1,091,700	89,279
Illinois Tool Works, Inc.	403,100	34,074
ITT Corp.	119,700	4,478
Xylem, Inc.	344,500	11,179
		200,275
Road & Rail - 0.9%
Kansas City Southern	98,700	9,153
Union Pacific Corp.	3,885,700	333,160
		342,313

TOTAL INDUSTRIALS		3,058,472

INFORMATION TECHNOLOGY - 34.0%
Communications Equipment - 1.0%
Arista Networks, Inc. (a)(c)	76,700	5,736
Cisco Systems, Inc.	748,900	19,382
Infinera Corp. (a)(b)(c)	11,377,828	248,264
Palo Alto Networks, Inc. (a)	88,500	14,533
QUALCOMM, Inc.	1,905,167	107,794
		395,709
Electronic Equipment & Components - 0.1%
Corning, Inc.	287,700	4,951
Fitbit, Inc. (c)	242,000	8,347
Littelfuse, Inc.	79,400	7,126
TE Connectivity Ltd.	221,800	13,151
Trimble Navigation Ltd. (a)	887,900	16,781
		50,356
Internet Software & Services - 10.1%
Actua Corp. (a)(b)	3,563,805	50,713
Akamai Technologies, Inc. (a)	1,254,900	89,487
Alibaba Group Holding Ltd. sponsored ADR	1,105,400	73,089
Baidu.com, Inc. sponsored ADR (a)	25,500	3,755
Criteo SA sponsored ADR (a)	69,883	2,740
Demandware, Inc. (a)(c)	706,273	39,403
Dropbox, Inc. (a)(d)	1,105,082	14,432
eBay, Inc. (a)	2,136,900	57,931
Facebook, Inc. Class A (a)	11,155,591	997,645
GoDaddy, Inc. (a)(c)	182,600	4,580
Google, Inc.:
Class A (a)	2,007,478	1,300,484
Class C	1,364,003	843,295
Hortonworks, Inc. (c)	318,600	7,570
IAC/InterActiveCorp	131,600	9,186
LendingClub Corp. (c)	345,400	4,335
LinkedIn Corp. Class A (a)	186,000	33,592
Marketo, Inc. (a)(b)(c)	2,241,300	62,779
MercadoLibre, Inc. (c)	160,100	17,619
NAVER Corp.	9,827	4,117
New Relic, Inc.	613,979	19,991
Rackspace Hosting, Inc. (a)	3,015,600	91,704
Shopify, Inc. Class A (c)	417,700	11,655
Tencent Holdings Ltd.	889,600	14,898
Twitter, Inc. (a)	6,451,890	179,298
Wix.com Ltd. (a)	1,116,700	22,055
Yahoo!, Inc. (a)	381,461	12,298
		3,968,651
IT Services - 2.9%
Cognizant Technology Solutions Corp. Class A (a)	1,205,432	75,870
IBM Corp.	708,800	104,824
MasterCard, Inc. Class A	3,602,200	332,735
PayPal Holdings, Inc. (a)	2,327,400	81,459
VeriFone Systems, Inc. (a)	2,670,500	83,426
Visa, Inc. Class A	6,454,105	460,178
		1,138,492
Semiconductors & Semiconductor Equipment - 5.2%
Altera Corp.	285,000	13,837
Applied Micro Circuits Corp. (a)(b)(c)	5,812,838	34,005
ASML Holding NV (c)	200,993	18,294
Broadcom Corp. Class A	1,816,200	93,843
Cavium, Inc. (a)(b)	2,883,160	196,113
Cree, Inc. (a)(b)(c)	6,775,571	184,431
Cypress Semiconductor Corp.	3,953,940	39,539
First Solar, Inc. (a)	1,612,063	77,121
Integrated Device Technology, Inc. (a)	706,600	13,418
Intel Corp.	440,900	12,583
KLA-Tencor Corp.	315,500	15,810
Marvell Technology Group Ltd.	1,186,710	13,374
Mellanox Technologies Ltd. (a)	937,289	37,904
Micron Technology, Inc. (a)	367,900	6,037
NVIDIA Corp. (b)	37,833,046	850,487
Qorvo, Inc. (a)	142,600	7,916
Rambus, Inc. (a)(b)	5,886,300	79,053
Silicon Laboratories, Inc. (a)(b)	3,231,080	140,487
Skyworks Solutions, Inc.	322,831	28,199
SolarEdge Technologies, Inc. (c)	316,700	7,956
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,680,400	33,406
Texas Instruments, Inc.	2,484,900	118,878
Xilinx, Inc.	299,300	12,538
		2,035,229
Software - 8.7%
Activision Blizzard, Inc.	5,332,916	152,681
Adobe Systems, Inc. (a)	1,851,736	145,491
Appirio, Inc. (d)	389,363	1,842
Autodesk, Inc. (a)	589,400	27,554
CyberArk Software Ltd. (a)(c)	1,066,800	54,460
Electronic Arts, Inc. (a)	339,552	22,461
HubSpot, Inc.	144,200	6,819
Imperva, Inc. (a)	720,500	42,927
Intuit, Inc.	477,800	40,971
Microsoft Corp.	9,588,817	417,305
Oracle Corp.	3,967,700	147,162
Rapid7, Inc. (a)	66,300	1,398
Red Hat, Inc. (a)	5,902,286	426,204
Salesforce.com, Inc. (a)	23,623,512	1,638,527
ServiceNow, Inc. (a)	2,677,000	189,960
Splunk, Inc. (a)	1,238,500	76,750
Tableau Software, Inc. (a)	69,400	6,535
Zendesk, Inc. (a)	1,481,700	30,642
		3,429,689
Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	20,130,348	2,269,902
Nimble Storage, Inc.(a)	1,191,982	31,778
Samsung Electronics Co. Ltd.	9,759	8,986
SanDisk Corp.	513,600	28,022
		2,338,688

TOTAL INFORMATION TECHNOLOGY		13,356,814

MATERIALS - 1.0%
Chemicals - 1.0%
CF Industries Holdings, Inc.	1,456,525	83,575
E.I. du Pont de Nemours & Co.	1,301,600	67,032
Metabolix, Inc. (a)(c)	51,627	112
Monsanto Co.	1,767,871	172,633
Praxair, Inc.	249,800	26,416
The Chemours Co. LLC	263,400	2,547
The Dow Chemical Co.	561,700	24,580
The Mosaic Co.	345,200	14,095
		390,990
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.4%
Level 3 Communications, Inc. (a)	752,600	33,664
Verizon Communications, Inc.	2,428,500	111,735
		145,399
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	1,223,400	48,459

TOTAL TELECOMMUNICATION SERVICES		193,858

TOTAL COMMON STOCKS
(Cost $21,163,362)		38,228,946

Preferred Stocks - 2.2%
Convertible Preferred Stocks - 2.1%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Roku, Inc.:
Series F, 8.00% (a)(d)	17,901,305	20,228
Series G, 8.00% (d)	2,750,007	3,108
		23,336
Internet & Catalog Retail - 0.0%
The Honest Co., Inc.:
Series C (d)	92,950	4,253
Series D (d)	69,363	3,174
		7,427
Leisure Products - 0.0%
NJOY, Inc.:
Series C (a)(d)	1,506,412	748
Series D (a)(d)	424,747	211
		959
Media - 0.0%
Turn, Inc. Series E (a)(d)	984,774	4,392
TOTAL CONSUMER DISCRETIONARY		36,114
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Blue Apron, Inc. Series D (d)	750,363	10,000
HEALTH CARE - 0.7%
Biotechnology - 0.4%
BeiGene Ltd. Series A2 (d)	8,617,681	10,083
CytomX Therapeutics, Inc. Series D (d)	50,021,735	10,004
Editas Medicine, Inc. Series B (d)	1,424,062	6,408
Immunocore Ltd. Series A (d)	67,323	12,493
Intarcia Therapeutics, Inc.:
Series CC (a)(d)	1,051,411	32,720
Series DD (a)(d)	1,543,687	48,040
Intellia Therapeutics, Inc. Series B (d)	604,556	3,174
Moderna LLC Series E (d)	565,117	34,851
RaNA Therapeutics LLC Series B (d)	4,408,601	4,761
		162,534
Health Care Equipment & Supplies - 0.1%
Novocure Ltd. Series J (d)	96,645	13,372
Penumbra, Inc. Series F (a)(d)	1,128,787	30,477
		43,849
Pharmaceuticals - 0.2%
Kolltan Pharmaceuticals, Inc. Series D (a)(d)	7,940,644	7,941
Stemcentrx, Inc. Series G (d)	2,065,715	47,594
Syros Pharmaceuticals, Inc. Series B, 6.00% (d)	3,779,290	11,890
		67,425
TOTAL HEALTH CARE		273,808
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series G (d)	216,276	19,249
Airlines - 0.1%
Azul-Linhas Aereas Brasileiras Series B (a)(d)	1,017,079	33,654
Commercial Services & Supplies - 0.1%
Domo, Inc. Series D (a)(d)	2,990,903	25,218
Professional Services - 0.2%
YourPeople, Inc. Series C (d)	5,833,137	67,664
TOTAL INDUSTRIALS		145,785
INFORMATION TECHNOLOGY - 0.9%
Internet Software & Services - 0.5%
Uber Technologies, Inc.:
Series D, 8.00% (a)(d)	4,770,180	189,090
Series E, 8.00% (d)	209,216	8,293
		197,383
IT Services - 0.1%
AppNexus, Inc. Series E (a)(d)	923,523	23,070
Nutanix, Inc. Series E (d)	1,151,309	16,199
		39,269
Software - 0.3%
Appirio, Inc. Series E (d)	2,725,544	12,892
Apptio, Inc. Series E, 8.00% (a)(d)	881,266	16,462
Cloudera, Inc. Series F (a)(d)	529,285	17,376
Cloudflare, Inc. Series D (d)	1,429,726	10,071
Dataminr, Inc. Series D (d)	1,773,901	22,617
MongoDB, Inc. Series F, 8.00% (a)(d)	1,913,404	14,925
Snapchat, Inc. Series F (d)	452,473	13,900
Taboola.Com Ltd. Series E (d)	1,337,420	7,623
		115,866
Technology Hardware, Storage & Peripherals - 0.0%
Pure Storage, Inc.:
Series E (a)(d)	1,004,190	15,364
Series F (a)(d)	473,649	7,247
		22,611
TOTAL INFORMATION TECHNOLOGY		375,129

TOTAL CONVERTIBLE PREFERRED STOCKS		840,836

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
C. Wonder LLC Class A-1 (a)(d)(e)	619,048	0
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Moderna LLC Series D, 8.00% (a)(d)	468,823	28,912

TOTAL NONCONVERTIBLE PREFERRED STOCKS		28,912

TOTAL PREFERRED STOCKS
(Cost $758,885)		869,748

Money Market Funds - 2.9%
Fidelity Cash Central Fund, 0.15% (g)	168,797,833	168,798
Fidelity Securities Lending Cash Central Fund, 0.19% (g)(h)	966,714,281	966,714
TOTAL MONEY MARKET FUNDS
(Cost $1,135,512)		1,135,512
TOTAL INVESTMENT PORTFOLIO - 102.4%
(Cost $23,057,759)		40,234,206
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(961,533)
NET ASSETS - 100%		$39,272,673

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,051,488,000 or 2.7% of net assets.

 (e) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is wholly-owned by the Fund.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $61,514,000 or 0.2% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Adimab LLC unit	9/17/14 - 6/5/15	$47,869
Appirio, Inc.	2/12/15	$2,780
Appirio, Inc. Series E	2/12/15	$19,462
AppNexus, Inc. Series E	8/1/14	$18,500
Apptio, Inc. Series E, 8.00%	5/3/13	$20,000
Azul-Linhas Aereas Brasileiras Series B	12/24/13	$43,140
Azul-Linhas Aereas Brasileiras warrants	12/24/13	$0
BeiGene Ltd. Series A2	4/21/15	$10,083
Blue Apron, Inc. Series D	5/18/15	$10,000
C. Wonder LLC Class A-1	12/27/12 - 6/25/13	$19,612
Cloudera, Inc. Series F	2/5/14	$7,706
Cloudflare, Inc. Series D	11/5/14	$8,758
CytomX Therapeutics, Inc. Series D	6/12/15	$7,420
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$22,617
Domo, Inc. Series D	1/24/14	$12,362
Dropbox, Inc.	5/2/12	$10,000
Editas Medicine, Inc. Series B	8/4/15	$6,408
Immunocore Ltd. Series A	7/27/15	$12,669
Intarcia Therapeutics, Inc. Series CC	11/14/12	$14,331
Intarcia Therapeutics, Inc. Series DD	3/17/14	$50,000
Intellia Therapeutics, Inc. Series B	8/20/15	$3,174
Kolltan Pharmaceuticals, Inc. Series D	3/13/14	$7,941
Moderna LLC Series D, 8.00%	11/6/13	$10,000
Moderna LLC Series E	12/18/14	$34,851
MongoDB, Inc. Series F, 8.00%	10/2/13	$32,000
NJOY, Inc. Series C	6/7/13	$12,176
NJOY, Inc. Series D	2/14/14	$7,189
Novocure Ltd. Series J	6/1/15	$13,332
Nutanix, Inc. Series E	8/26/14	$15,424
Penumbra, Inc. Series F	5/16/14	$14,900
Pure Storage, Inc. Series E	8/22/13	$6,961
Pure Storage, Inc. Series F	4/17/14	$7,449
RaNA Therapeutics LLC Series B	7/17/15	$4,761
Roku, Inc. Series F, 8.00%	5/7/13 - 5/28/13	$16,212
Roku, Inc. Series G, 8.00%	10/1/14	$3,574
RPI International Holdings LP	5/21/15	$9,997
Snapchat, Inc. Series F	3/25/15	$13,900
Space Exploration Technologies Corp. Series G	1/20/15	$16,753
Stemcentrx, Inc. Series G	8/14/15	$47,594
Syros Pharmaceuticals, Inc. Series B, 6.00%	10/9/14	$11,890
Taboola.Com Ltd. Series E	12/22/14	$13,943
The Honest Co., Inc.	8/21/14	$1,078
The Honest Co., Inc. Series C	8/21/14	$2,515
The Honest Co., Inc. Series D	8/3/15	$3,174
Tory Burch LLC	12/31/12	$17,779
Tory Burch LLC Class A unit	5/14/15	$67,654
Turn, Inc. Series E	12/30/13	$8,213
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$74,000
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$6,971
YourPeople, Inc. Series C	5/1/15	$86,920

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$165
Fidelity Securities Lending Cash Central Fund	6,073
Total	$6,238

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ACADIA Pharmaceuticals, Inc.	$169,528	$15,823	$9,947	$--	$211,148
Actua Corp.	63,259	2,211	4,891	--	50,713
Alkermes PLC	580,112	37,190	63,289	--	602,379
Alnylam Pharmaceuticals, Inc.	506,721	32,130	56,356	--	501,959
Applied Micro Circuits Corp.	37,420	351	3,277	--	34,005
aTyr Pharma, Inc.	--	9,910	584	--	8,726
aTyr Pharma, Inc.	--	--	--	--	19,146
bluebird bio, Inc.	86,573	48,012	29,576	--	297,980
Buffalo Wild Wings, Inc.	174,550	--	42,339	--	--
Cavium, Inc.	173,567	6,877	18,758	--	196,113
Chimerix, Inc.	80,358	23,808	10,630	--	128,502
Chuy's Holdings, Inc.	29,352	3,047	3,486	--	42,073
Cree, Inc.	263,391	13,637	29,978	--	184,431
Dicerna Pharmaceuticals, Inc.	9,744	5,269	1,800	--	12,046
Eleven Biotherapeutics, Inc.	7,072	7,122	426	--	4,288
Endocyte, Inc.	21,828	--	7,134	--	11,382
Exelixis, Inc.	13,931	43,387	3,787	--	86,730
Fate Therapeutics, Inc.	5,569	2,622	1,025	--	11,994
First Solar, Inc.	259,648	--	179,680	--	--
ImmunoGen, Inc.	44,340	--	36,250	--	--
Immunomedics, Inc.	21,150	--	6,750	--	--
Infinera Corp.	154,332	20,349	21,336	--	248,264
Insulet Corp.	161,108	1,017	55,527	--	--
Intra-Cellular Therapies, Inc.	28,907	10,568	6,420	--	59,783
Isis Pharmaceuticals, Inc.	435,678	45,338	48,064	--	419,882
Kate Spade & Co.	256,567	37,346	22,142	--	157,711
Lexicon Pharmaceuticals, Inc.	41,449	--	1,876	--	--
lululemon athletica, Inc.	410,854	84,417	57,386	--	582,550
Lumber Liquidators Holdings, Inc.	119,494	3,274	5,424	--	26,199
Marketo, Inc.	76,346	1,949	5,600	--	62,779
Merrimack Pharmaceuticals, Inc.	87,434	7,088	22,358	--	82,369
Momenta Pharmaceuticals, Inc.	13,208	79,396	8,030	--	110,598
NPS Pharmaceuticals, Inc.	253,941	--	346,490	--	--
NVIDIA Corp.	861,599	18,825	86,163	11,080	850,487
Presbia PLC	--	7,252	358	--	5,940
Prothena Corp. PLC	49,838	7,770	8,256	--	119,034
Rambus, Inc.	77,562	--	8,479	--	79,053
Regulus Therapeutics, Inc.	61,620	5,124	4,516	--	27,474
Restoration Hardware Holdings, Inc.	179,519	10,511	19,189	--	188,268
Rigel Pharmaceuticals, Inc.	11,098	827	1,617	--	14,785
Sage Therapeutics, Inc.	35,495	6,554	7,936	--	87,852
Seattle Genetics, Inc.	306,182	4,442	62,089	--	286,587
Silicon Laboratories, Inc.	151,414	14,040	19,731	--	140,487
Transition Therapeutics, Inc.	12,339	8,067	1,192	--	6,189
VeriFone Systems, Inc.	231,754	--	131,788	--	--
Wizz Air Holdings PLC	--	61,042	5,215	--	77,276
Total	$6,565,851	$686,592	$1,467,145	$11,080	$6,037,182

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$7,114,469	$6,983,355	$--	$131,114
Consumer Staples	3,455,531	3,428,102	17,429	10,000
Energy	493,081	493,081	--	--
Financials	1,134,775	1,122,836	--	11,939
Health Care	9,379,790	8,978,090	40,453	361,247
Industrials	3,204,257	3,058,472	--	145,785
Information Technology	13,731,943	13,325,642	14,898	391,403
Materials	390,990	390,990	--	--
Telecommunication Services	193,858	193,858	--	--
Money Market Funds	1,135,512	1,135,512	--	--
Total Investments in Securities:	$40,234,206	$39,109,938	$72,780	$1,051,488

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$689,009
Net Realized Gain (Loss) on Investment Securities	3,739
Net Unrealized Gain (Loss) on Investment Securities	(1,412)
Cost of Purchases	426,384
Proceeds of Sales	(66,232)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$1,051,488
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2015	$16,128

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 08/31/15	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$1,051,488	Discount rate	Discount for lack of marketability	10.0% - 10.0% / 20.0%	Decrease
		Discounted cash flow	Discount rate	8.0%	Decrease
		Expected distribution	Recovery rate	0.0%	Increase
		Last transaction price	Transaction price	$0.00 - $137.95 / $46.83	Increase
			Put premium	38.0	Increase
			Adjusted transaction price	$31.12	Increase
		Market comparable	Discount rate	10.0% - 40.0% / 21.7%	Decrease
			EV/Sales multiple	1.2 - 7.1 / 4.7	Increase
			Discount for lack of marketability	15.0%	Decrease
			Premium rate	15.0%	Increase
			P/E multiple	14.0	Increase
			Liquidity preference	$8.34	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At August 31, 2015, the cost of investment securities for income tax purposes was $23,084,620,000. Net unrealized appreciation aggregated $17,149,586,000, of which $18,538,847,000 related to appreciated investment securities and $1,389,261,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Growth Strategies Fund

August 31, 2015

1.805759.111
FEG-QTLY-1015

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.5%
Auto Components - 2.6%
Delphi Automotive PLC	555,000	$41,914
Tenneco, Inc. (a)	178,470	8,397
Visteon Corp. (a)	310,370	30,931
		81,242
Automobiles - 0.3%
Harley-Davidson, Inc.	200,000	11,210
Diversified Consumer Services - 1.5%
H&R Block, Inc.	335,000	11,397
Service Corp. International	525,700	15,587
ServiceMaster Global Holdings, Inc. (a)	540,000	18,997
		45,981
Hotels, Restaurants & Leisure - 5.2%
Domino's Pizza, Inc.	230,000	24,366
Jack in the Box, Inc.	473,000	36,979
Las Vegas Sands Corp.	790,000	36,522
Wyndham Worldwide Corp.	855,000	65,390
		163,257
Household Durables - 1.4%
Harman International Industries, Inc.	200,100	19,558
Jarden Corp. (a)	510,000	26,183
		45,741
Internet & Catalog Retail - 1.2%
Liberty Interactive Corp. Qvc G Series A (a)	647,000	17,495
TripAdvisor, Inc. (a)	277,000	19,362
		36,857
Leisure Products - 0.5%
Mattel, Inc.	617,000	14,456
Media - 0.4%
Starz Series A (a)	210,000	7,898
Time Warner Cable, Inc.	33,000	6,139
		14,037
Multiline Retail - 0.9%
Macy's, Inc.	480,000	28,133
Specialty Retail - 6.9%
AutoZone, Inc. (a)	80,000	57,279
GNC Holdings, Inc.	1,120,000	52,416
L Brands, Inc.	430,000	36,077
O'Reilly Automotive, Inc. (a)	295,000	70,821
		216,593
Textiles, Apparel & Luxury Goods - 2.6%
Hanesbrands, Inc.	1,470,000	44,262
VF Corp.	524,200	37,968
		82,230

TOTAL CONSUMER DISCRETIONARY		739,737

CONSUMER STAPLES - 6.2%
Beverages - 0.8%
Brown-Forman Corp. Class B (non-vtg.)	60,808	5,965
Monster Beverage Corp. (a)	150,000	20,769
		26,734
Food & Staples Retailing - 1.8%
Kroger Co.	1,690,000	58,305
Food Products - 2.6%
Amplify Snack Brands, Inc.	295,000	3,888
Mead Johnson Nutrition Co. Class A	460,000	36,036
The Hershey Co.	452,408	40,500
		80,424
Personal Products - 0.2%
Coty, Inc. Class A	180,000	5,456
Tobacco - 0.8%
Reynolds American, Inc.	293,809	24,607

TOTAL CONSUMER STAPLES		195,526

ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Tesoro Corp.	295,000	27,143
FINANCIALS - 10.1%
Banks - 0.3%
Investors Bancorp, Inc.	762,593	8,983
Capital Markets - 2.7%
Affiliated Managers Group, Inc. (a)	149,300	27,835
Ameriprise Financial, Inc.	348,000	39,209
Lazard Ltd. Class A	350,300	17,420
		84,464
Consumer Finance - 1.0%
Credit Acceptance Corp. (a)	48,406	9,866
Springleaf Holdings, Inc. (a)	460,000	20,590
		30,456
Diversified Financial Services - 2.7%
McGraw Hill Financial, Inc.	506,000	49,077
Moody's Corp.	356,000	36,422
		85,499
Insurance - 2.2%
AmTrust Financial Services, Inc. (b)	319,988	18,607
Aon PLC	435,000	40,646
Arch Capital Group Ltd. (a)	172,300	11,765
		71,018
Real Estate Investment Trusts - 0.5%
Extra Space Storage, Inc.	204,000	14,990
Real Estate Management & Development - 0.7%
CBRE Group, Inc. (a)	720,000	23,054

TOTAL FINANCIALS		318,464

HEALTH CARE - 17.7%
Biotechnology - 0.2%
United Therapeutics Corp. (a)	49,200	7,411
Health Care Equipment & Supplies - 2.1%
Boston Scientific Corp. (a)	1,235,736	20,686
St. Jude Medical, Inc.	363,000	25,704
Zimmer Biomet Holdings, Inc.	177,000	18,330
		64,720
Health Care Providers & Services - 11.5%
Aetna, Inc.	470,000	53,824
AmerisourceBergen Corp.	645,000	64,526
Cardinal Health, Inc.	298,000	24,516
Cigna Corp.	411,000	57,865
DaVita HealthCare Partners, Inc. (a)	350,000	26,474
HCA Holdings, Inc. (a)	335,000	29,018
Henry Schein, Inc. (a)	97,000	13,271
MEDNAX, Inc. (a)	764,975	61,619
Universal Health Services, Inc. Class B	229,000	31,405
		362,518
Life Sciences Tools & Services - 0.6%
Mettler-Toledo International, Inc. (a)	61,000	18,090
Pharmaceuticals - 3.3%
Endo Health Solutions, Inc. (a)	484,000	37,268
Jazz Pharmaceuticals PLC (a)	189,000	31,907
Mylan N.V.	733,800	36,389
		105,564

TOTAL HEALTH CARE		558,303

INDUSTRIALS - 15.9%
Aerospace & Defense - 2.6%
Huntington Ingalls Industries, Inc.	263,000	29,609
TransDigm Group, Inc. (a)	235,000	54,010
		83,619
Airlines - 3.1%
Alaska Air Group, Inc.	540,000	40,424
Southwest Airlines Co.	1,007,200	36,964
United Continental Holdings, Inc. (a)	360,000	20,509
		97,897
Commercial Services & Supplies - 1.2%
Deluxe Corp.	342,000	19,839
KAR Auction Services, Inc.	490,000	18,150
		37,989
Electrical Equipment - 1.6%
AMETEK, Inc.	480,000	25,834
Rockwell Automation, Inc.	231,000	25,833
		51,667
Industrial Conglomerates - 1.0%
Roper Industries, Inc.	188,600	30,570
Machinery - 2.7%
IDEX Corp.	249,000	17,886
Toro Co.	225,216	16,058
WABCO Holdings, Inc. (a)	128,000	14,761
Wabtec Corp.	372,000	35,623
		84,328
Professional Services - 2.0%
Equifax, Inc.	448,000	43,859
Verisk Analytics, Inc. (a)	248,100	18,131
		61,990
Road & Rail - 1.0%
CSX Corp.	165,000	4,518
Landstar System, Inc.	390,000	25,818
		30,336
Trading Companies & Distributors - 0.7%
W.W. Grainger, Inc.	92,500	20,668

TOTAL INDUSTRIALS		499,064

INFORMATION TECHNOLOGY - 20.8%
Electronic Equipment & Components - 1.3%
Amphenol Corp. Class A	522,300	27,348
TE Connectivity Ltd.	241,400	14,313
		41,661
Internet Software & Services - 0.7%
VeriSign, Inc. (a)(b)	308,000	21,234
IT Services - 7.5%
Amdocs Ltd.	390,000	22,312
Broadridge Financial Solutions, Inc.	560,000	29,562
CoreLogic, Inc. (a)	141,100	5,355
Fidelity National Information Services, Inc.	304,000	20,994
Fiserv, Inc. (a)	510,600	43,539
FleetCor Technologies, Inc. (a)	133,800	19,958
Genpact Ltd. (a)	360,000	8,280
Global Payments, Inc.	118,000	13,144
Total System Services, Inc.	1,585,000	72,640
		235,784
Semiconductors & Semiconductor Equipment - 5.2%
Altera Corp.	380,000	18,449
Avago Technologies Ltd.	545,000	68,654
Cree, Inc. (a)(b)	170,000	4,627
NXP Semiconductors NV (a)	334,000	28,273
Skyworks Solutions, Inc.	502,000	43,850
		163,853
Software - 5.4%
Adobe Systems, Inc. (a)	121,000	9,507
Check Point Software Technologies Ltd. (a)	338,000	26,367
Electronic Arts, Inc. (a)	1,083,000	71,640
Intuit, Inc.	740,000	63,455
		170,969
Technology Hardware, Storage & Peripherals - 0.7%
SanDisk Corp.	400,000	21,824

TOTAL INFORMATION TECHNOLOGY		655,325

MATERIALS - 4.1%
Chemicals - 3.0%
Celanese Corp. Class A	260,000	15,766
Eastman Chemical Co.	383,500	27,788
Sherwin-Williams Co.	145,500	37,220
The Scotts Miracle-Gro Co. Class A	230,307	14,323
		95,097
Containers & Packaging - 1.1%
Ball Corp.	320,000	21,091
Packaging Corp. of America	178,000	11,946
		33,037

TOTAL MATERIALS		128,134

TOTAL COMMON STOCKS
(Cost $2,695,259)		3,121,696

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 0.15% (c)	36,667,170	36,667
Fidelity Securities Lending Cash Central Fund, 0.19% (c)(d)	17,347,850	17,348
TOTAL MONEY MARKET FUNDS
(Cost $54,015)		54,015
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $2,749,274)		3,175,711
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(27,756)
NET ASSETS - 100%		$3,147,955

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$32
Fidelity Securities Lending Cash Central Fund	28
Total	$60

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At August 31, 2015, the cost of investment securities for income tax purposes was $2,749,350,000. Net unrealized appreciation aggregated $426,361,000, of which $533,083,000 related to appreciated investment securities and $106,722,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 29, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 29, 2015